CONSOLIDATED STATEMENTS OF OPERATING RESULTS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Depreciation and amortisation expense	$ 2,036	$ 1,705	$ 1,214